Fair Value Measurements - Summary of Assets And Liabilities Measured At Fair Value (Detail) - CBRE Acquisition Holdings Inc [Member] - Fair Value, Recurring [Member] - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value	$ 402,517,410	$ 402,500,000
Total liabilities at fair value	16,603,125	0
Total		402,500,000
Fair Value, Inputs, Level 1 [Member] | Redeemable warrant liability [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities at fair value	16,603,125	0
Fair Value, Inputs, Level 1 [Member] | Money Market Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value	402,517,410	402,500,000
Fair Value, Inputs, Level 1 [Member] | Sponsor Promissory Note [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Sponsor promissory note	0
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value	0	0
Total liabilities at fair value	3,300,000	0
Fair Value, Inputs, Level 2 [Member] | Redeemable warrant liability [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities at fair value	0	0
Fair Value, Inputs, Level 2 [Member] | Money Market Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value	0	0
Fair Value, Inputs, Level 2 [Member] | Sponsor Promissory Note [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Sponsor promissory note	3,300,000
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value	0	0
Total liabilities at fair value	0	18,716,250
Total		18,716,250
Fair Value, Inputs, Level 3 [Member] | Redeemable warrant liability [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities at fair value	0	18,716,250
Fair Value, Inputs, Level 3 [Member] | Money Market Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value	0	$ 0
Fair Value, Inputs, Level 3 [Member] | Sponsor Promissory Note [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Sponsor promissory note	$ 0